Risk/Return Summary - FidelityActiveEquityETFs-ComboPRO	Feb. 09, 2024
FidelityActiveEquityETFs-ComboPRO | Fidelity Small-Mid Cap Opportunities ETF
Risk/Return:
Operating Expenses Caption [Text]	Annual Operating Expenses